FINANCIAL RISK MANAGEMENT (Investments in Financial Assets - Credit Risk) (Details) - Credit risk - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Cash and cash equivalents
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 1,691,263	$ 1,846,013
Other Investments - Current and Non-Current
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,182,874	2,186,420
Fixed Income (time-deposit, zero-coupon bonds, commercial papers)
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	673,042	1,025,207
Deposit certificates and investment funds
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	636,104	844,428
Commercial papers
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	2,258	129,798
Other
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	34,680	50,981
Bonds and other fixed income
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,499,130	1,160,230
Non - U.S. government securities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,201,842	928,419
U.S. government and corporate securities
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	287,248	231,811
Other notes
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 10,702	$ 983